Class A Ordinary Shares Subject to Possible Redemption (Details) - Schedule of class A ordinary shares subject to possible redemption - Class A Ordinary Shares [Member] - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Class A Ordinary Shares Subject to Possible Redemption (Details) - Schedule of class A ordinary shares subject to possible redemption [Line Items]
Gross Proceeds	$ 311,163,050	$ 311,163,050
Less:
Offering costs allocated to Class A shares subject to possible redemption	(17,138,390)	(17,138,390)
Proceeds allocated to Public Warrants at issuance	(5,948,230)	(5,948,230)
Plus:
Accretion on Class A ordinary shares subject to possible redemption amount		23,086,620
Class A ordinary shares subject to possible redemption	$ 311,515,892	$ 311,163,050